Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Diamond Hill Funds
Entity Central Index Key	0001032423
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Diamond Hill Small Cap Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Small Cap Fund
Class Name	Investor
Trading Symbol	DHSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Small Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$72	1.28%[1]

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHSCX) returned 27.99% for the 6-month period ended June 30, 2026. Over that same period, the Russell 2000 Index returned 22.57%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Investor	27.99%	44.64%	13.06%	10.91%
Russell 3000 Index	10.88	22.82	12.31	15.06
Russell 2000 Index	22.57	40.78	6.98	11.62

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 307,675,717
Holdings Count | shares	60
Advisory Fees Paid, Amount	$ 1,027,131
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$307,675,717
Number of Portfolio Holdings	60
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,027,131

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Astrana Health, Inc.	6.2
Triumph Financial, Inc.	5.2
Ducommun, Inc.	5.1
Red Rock Resorts, Inc., Class A	5.0
Ryman Hospitality Properties, Inc.	4.8
UFP Technologies, Inc.	4.1
Bank OZK	4.0
Mesa Laboratories, Inc.	3.5
Utz Brands, Inc.	3.5
Magnolia Oil & Gas Corp., Class A	3.4

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Astrana Health, Inc.	6.2
Triumph Financial, Inc.	5.2
Ducommun, Inc.	5.1
Red Rock Resorts, Inc., Class A	5.0
Ryman Hospitality Properties, Inc.	4.8
UFP Technologies, Inc.	4.1
Bank OZK	4.0
Mesa Laboratories, Inc.	3.5
Utz Brands, Inc.	3.5
Magnolia Oil & Gas Corp., Class A	3.4

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Small Cap Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Small Cap Fund
Class Name	Class I
Trading Symbol	DHSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Small Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$56	0.99%[1]

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHSIX) returned 28.19% for the 6-month period ended June 30, 2026. Over that same period, the Russell 2000 Index returned 22.57%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Class I	28.19%	45.06%	13.38%	11.23%
Russell 3000 Index	10.88	22.82	12.31	15.06
Russell 2000 Index	22.57	40.78	6.98	11.62

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 307,675,717
Holdings Count | shares	60
Advisory Fees Paid, Amount	$ 1,027,131
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$307,675,717
Number of Portfolio Holdings	60
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,027,131

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Astrana Health, Inc.	6.2
Triumph Financial, Inc.	5.2
Ducommun, Inc.	5.1
Red Rock Resorts, Inc., Class A	5.0
Ryman Hospitality Properties, Inc.	4.8
UFP Technologies, Inc.	4.1
Bank OZK	4.0
Mesa Laboratories, Inc.	3.5
Utz Brands, Inc.	3.5
Magnolia Oil & Gas Corp., Class A	3.4

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Astrana Health, Inc.	6.2
Triumph Financial, Inc.	5.2
Ducommun, Inc.	5.1
Red Rock Resorts, Inc., Class A	5.0
Ryman Hospitality Properties, Inc.	4.8
UFP Technologies, Inc.	4.1
Bank OZK	4.0
Mesa Laboratories, Inc.	3.5
Utz Brands, Inc.	3.5
Magnolia Oil & Gas Corp., Class A	3.4

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Small Cap Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Small Cap Fund
Class Name	Class Y
Trading Symbol	DHSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Small Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$49	0.86%[1]

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHSYX) returned 28.28% for the 6-month period ended June 30, 2026. Over that same period, the Russell 2000 Index returned 22.57%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Class Y	28.28%	45.26%	13.53%	11.36%
Russell 3000 Index	10.88	22.82	12.31	15.06
Russell 2000 Index	22.57	40.78	6.98	11.62

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 307,675,717
Holdings Count | shares	60
Advisory Fees Paid, Amount	$ 1,027,131
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$307,675,717
Number of Portfolio Holdings	60
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,027,131

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Astrana Health, Inc.	6.2
Triumph Financial, Inc.	5.2
Ducommun, Inc.	5.1
Red Rock Resorts, Inc., Class A	5.0
Ryman Hospitality Properties, Inc.	4.8
UFP Technologies, Inc.	4.1
Bank OZK	4.0
Mesa Laboratories, Inc.	3.5
Utz Brands, Inc.	3.5
Magnolia Oil & Gas Corp., Class A	3.4

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Astrana Health, Inc.	6.2
Triumph Financial, Inc.	5.2
Ducommun, Inc.	5.1
Red Rock Resorts, Inc., Class A	5.0
Ryman Hospitality Properties, Inc.	4.8
UFP Technologies, Inc.	4.1
Bank OZK	4.0
Mesa Laboratories, Inc.	3.5
Utz Brands, Inc.	3.5
Magnolia Oil & Gas Corp., Class A	3.4

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Small-Mid Cap Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Small-Mid Cap Fund
Class Name	Investor
Trading Symbol	DHMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Small-Mid Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$65	1.27%[1]

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHMAX) returned 6.66% for the 6-month period ended June 30, 2026. Over that same period, the Russell 2500 Index returned 22.71%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Investor	6.66%	14.46%	5.22%	7.82%
Russell 3000 Index	10.88	22.82	12.31	15.06
Russell 2500 Index	22.71	36.72	8.30	12.25

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 629,616,873
Holdings Count | shares	61
Advisory Fees Paid, Amount	$ 2,920,738
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$629,616,873
Number of Portfolio Holdings	61
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$2,920,738

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Humana, Inc.	4.2
Regal Rexnord Corp.	3.8
Antero Resources Corp.	3.4
CubeSmart	3.2
Red Rock Resorts, Inc., Class A	2.9
Post Holdings, Inc.	2.7
Huntington Ingalls Industries, Inc.	2.6
Fortune Brands Innovations, Inc.	2.4
Illumina, Inc.	2.4
TransUnion	2.3

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Humana, Inc.	4.2
Regal Rexnord Corp.	3.8
Antero Resources Corp.	3.4
CubeSmart	3.2
Red Rock Resorts, Inc., Class A	2.9
Post Holdings, Inc.	2.7
Huntington Ingalls Industries, Inc.	2.6
Fortune Brands Innovations, Inc.	2.4
Illumina, Inc.	2.4
TransUnion	2.3

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Small-Mid Cap Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Small-Mid Cap Fund
Class Name	Class I
Trading Symbol	DHMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Small-Mid Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$50	0.98%[1]

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHMIX) returned 6.83% for the 6-month period ended June 30, 2026. Over that same period, the Russell 2500 Index returned 22.71%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Class I	6.83%	14.79%	5.52%	8.14%
Russell 3000 Index	10.88	22.82	12.31	15.06
Russell 2500 Index	22.71	36.72	8.30	12.25

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 629,616,873
Holdings Count | shares	61
Advisory Fees Paid, Amount	$ 2,920,738
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$629,616,873
Number of Portfolio Holdings	61
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$2,920,738

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Humana, Inc.	4.2
Regal Rexnord Corp.	3.8
Antero Resources Corp.	3.4
CubeSmart	3.2
Red Rock Resorts, Inc., Class A	2.9
Post Holdings, Inc.	2.7
Huntington Ingalls Industries, Inc.	2.6
Fortune Brands Innovations, Inc.	2.4
Illumina, Inc.	2.4
TransUnion	2.3

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Humana, Inc.	4.2
Regal Rexnord Corp.	3.8
Antero Resources Corp.	3.4
CubeSmart	3.2
Red Rock Resorts, Inc., Class A	2.9
Post Holdings, Inc.	2.7
Huntington Ingalls Industries, Inc.	2.6
Fortune Brands Innovations, Inc.	2.4
Illumina, Inc.	2.4
TransUnion	2.3

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Small-Mid Cap Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Small-Mid Cap Fund
Class Name	Class Y
Trading Symbol	DHMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Small-Mid Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$44	0.85%[1]

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHMYX) returned 6.91% for the 6-month period ended June 30, 2026. Over that same period, the Russell 2500 Index returned 22.71%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Class Y	6.91%	14.94%	5.66%	8.27%
Russell 3000 Index	10.88	22.82	12.31	15.06
Russell 2500 Index	22.71	36.72	8.30	12.25

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 629,616,873
Holdings Count | shares	61
Advisory Fees Paid, Amount	$ 2,920,738
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$629,616,873
Number of Portfolio Holdings	61
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$2,920,738

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Humana, Inc.	4.2
Regal Rexnord Corp.	3.8
Antero Resources Corp.	3.4
CubeSmart	3.2
Red Rock Resorts, Inc., Class A	2.9
Post Holdings, Inc.	2.7
Huntington Ingalls Industries, Inc.	2.6
Fortune Brands Innovations, Inc.	2.4
Illumina, Inc.	2.4
TransUnion	2.3

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Humana, Inc.	4.2
Regal Rexnord Corp.	3.8
Antero Resources Corp.	3.4
CubeSmart	3.2
Red Rock Resorts, Inc., Class A	2.9
Post Holdings, Inc.	2.7
Huntington Ingalls Industries, Inc.	2.6
Fortune Brands Innovations, Inc.	2.4
Illumina, Inc.	2.4
TransUnion	2.3

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Mid Cap Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Mid Cap Fund
Class Name	Investor
Trading Symbol	DHPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Mid Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$56	1.10%[1]

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHPAX) returned 4.94% for the 6-month period ended June 30, 2026. Over that same period, the Russell Midcap Index returned 15.30%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Investor	4.94%	13.19%	6.12%	8.19%
Russell 3000 Index	10.88	22.82	12.31	15.06
Russell Midcap Index	15.30	21.63	8.50	12.00

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 73,562,448
Holdings Count | shares	59
Advisory Fees Paid, Amount	$ 224,043
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$73,562,448
Number of Portfolio Holdings	59
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$224,043

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
Humana, Inc.	4.7
American International Group, Inc.	4.0
Antero Resources Corp.	3.4
Regal Rexnord Corp.	3.3
Red Rock Resorts, Inc., Class A	2.8
CubeSmart	2.5
Diamondback Energy, Inc.	2.5
Rocket Companies, Inc., Class A	2.4
Fortune Brands Innovations, Inc.	2.4
Huntington Ingalls Industries, Inc.	2.4

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Humana, Inc.	4.7
American International Group, Inc.	4.0
Antero Resources Corp.	3.4
Regal Rexnord Corp.	3.3
Red Rock Resorts, Inc., Class A	2.8
CubeSmart	2.5
Diamondback Energy, Inc.	2.5
Rocket Companies, Inc., Class A	2.4
Fortune Brands Innovations, Inc.	2.4
Huntington Ingalls Industries, Inc.	2.4

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Mid Cap Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Mid Cap Fund
Class Name	Class I
Trading Symbol	DHPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Mid Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$41	0.81%[1]

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHPIX) returned 5.14% for the 6-month period ended June 30, 2026. Over that same period, the Russell Midcap Index returned 15.30%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Class I	5.14%	13.54%	6.43%	8.52%
Russell 3000 Index	10.88	22.82	12.31	15.06
Russell Midcap Index	15.30	21.63	8.50	12.00

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 73,562,448
Holdings Count | shares	59
Advisory Fees Paid, Amount	$ 224,043
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$73,562,448
Number of Portfolio Holdings	59
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$224,043

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
Humana, Inc.	4.7
American International Group, Inc.	4.0
Antero Resources Corp.	3.4
Regal Rexnord Corp.	3.3
Red Rock Resorts, Inc., Class A	2.8
CubeSmart	2.5
Diamondback Energy, Inc.	2.5
Rocket Companies, Inc., Class A	2.4
Fortune Brands Innovations, Inc.	2.4
Huntington Ingalls Industries, Inc.	2.4

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Humana, Inc.	4.7
American International Group, Inc.	4.0
Antero Resources Corp.	3.4
Regal Rexnord Corp.	3.3
Red Rock Resorts, Inc., Class A	2.8
CubeSmart	2.5
Diamondback Energy, Inc.	2.5
Rocket Companies, Inc., Class A	2.4
Fortune Brands Innovations, Inc.	2.4
Huntington Ingalls Industries, Inc.	2.4

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Mid Cap Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Mid Cap Fund
Class Name	Class Y
Trading Symbol	DHPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Mid Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$35	0.68%[1]

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHPYX) returned 5.18% for the 6-month period ended June 30, 2026. Over that same period, the Russell Midcap Index returned 15.30%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Class Y	5.18%	13.66%	6.57%	8.64%
Russell 3000 Index	10.88	22.82	12.31	15.06
Russell Midcap Index	15.30	21.63	8.50	12.00

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 73,562,448
Holdings Count | shares	59
Advisory Fees Paid, Amount	$ 224,043
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$73,562,448
Number of Portfolio Holdings	59
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$224,043

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
Humana, Inc.	4.7
American International Group, Inc.	4.0
Antero Resources Corp.	3.4
Regal Rexnord Corp.	3.3
Red Rock Resorts, Inc., Class A	2.8
CubeSmart	2.5
Diamondback Energy, Inc.	2.5
Rocket Companies, Inc., Class A	2.4
Fortune Brands Innovations, Inc.	2.4
Huntington Ingalls Industries, Inc.	2.4

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Humana, Inc.	4.7
American International Group, Inc.	4.0
Antero Resources Corp.	3.4
Regal Rexnord Corp.	3.3
Red Rock Resorts, Inc., Class A	2.8
CubeSmart	2.5
Diamondback Energy, Inc.	2.5
Rocket Companies, Inc., Class A	2.4
Fortune Brands Innovations, Inc.	2.4
Huntington Ingalls Industries, Inc.	2.4

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Large Cap Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Large Cap Fund
Class Name	Investor
Trading Symbol	DHLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Large Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$51	1.02%[1]

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLAX) returned 0.72% for the 6-month period ended June 30, 2026. Over that same period, the Russell 1000 Value Index returned 16.26%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Investor	0.72%	1.91%	4.80%	9.69%
Russell 3000 Index	10.88	22.82	12.31	15.06
Russell 1000 Value Index	16.26	27.12	11.17	11.52
Russell 1000 Index	10.33	22.02	12.66	15.30

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 2,881,080,015
Holdings Count | shares	51
Advisory Fees Paid, Amount	$ 10,540,170
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$2,881,080,015
Number of Portfolio Holdings	51
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$10,540,170

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Colgate-Palmolive Co.	4.9
Berkshire Hathaway, Inc., Class B	4.7
Abbott Laboratories	4.4
Aon plc, Class A	4.0
American International Group, Inc.	3.8
Waste Management, Inc.	3.4
ConocoPhillips	2.9
Capital One Financial Corp.	2.9
Microsoft Corp.	2.9
Walt Disney Co. (The)	2.7

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Colgate-Palmolive Co.	4.9
Berkshire Hathaway, Inc., Class B	4.7
Abbott Laboratories	4.4
Aon plc, Class A	4.0
American International Group, Inc.	3.8
Waste Management, Inc.	3.4
ConocoPhillips	2.9
Capital One Financial Corp.	2.9
Microsoft Corp.	2.9
Walt Disney Co. (The)	2.7

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Large Cap Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Large Cap Fund
Class Name	Class I
Trading Symbol	DHLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Large Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$36	0.73%[1]

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLRX) returned 0.84% for the 6-month period ended June 30, 2026. Over that same period, the Russell 1000 Value Index returned 16.26%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Class I	0.84%	2.17%	5.10%	10.01%
Russell 3000 Index	10.88	22.82	12.31	15.06
Russell 1000 Value Index	16.26	27.12	11.17	11.52
Russell 1000 Index	10.33	22.02	12.66	15.30

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 2,881,080,015
Holdings Count | shares	51
Advisory Fees Paid, Amount	$ 10,540,170
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$2,881,080,015
Number of Portfolio Holdings	51
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$10,540,170

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Colgate-Palmolive Co.	4.9
Berkshire Hathaway, Inc., Class B	4.7
Abbott Laboratories	4.4
Aon plc, Class A	4.0
American International Group, Inc.	3.8
Waste Management, Inc.	3.4
ConocoPhillips	2.9
Capital One Financial Corp.	2.9
Microsoft Corp.	2.9
Walt Disney Co. (The)	2.7

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Colgate-Palmolive Co.	4.9
Berkshire Hathaway, Inc., Class B	4.7
Abbott Laboratories	4.4
Aon plc, Class A	4.0
American International Group, Inc.	3.8
Waste Management, Inc.	3.4
ConocoPhillips	2.9
Capital One Financial Corp.	2.9
Microsoft Corp.	2.9
Walt Disney Co. (The)	2.7

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Large Cap Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Large Cap Fund
Class Name	Class Y
Trading Symbol	DHLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Large Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$30	0.60%[1]

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLYX) returned 0.93% for the 6-month period ended June 30, 2026. Over that same period, the Russell 1000 Value Index returned 16.26%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Class Y	0.93%	2.30%	5.23%	10.13%
Russell 3000 Index	10.88	22.82	12.31	15.06
Russell 1000 Value Index	16.26	27.12	11.17	11.52
Russell 1000 Index	10.33	22.02	12.66	15.30

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 2,881,080,015
Holdings Count | shares	51
Advisory Fees Paid, Amount	$ 10,540,170
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$2,881,080,015
Number of Portfolio Holdings	51
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$10,540,170

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Colgate-Palmolive Co.	4.9
Berkshire Hathaway, Inc., Class B	4.7
Abbott Laboratories	4.4
Aon plc, Class A	4.0
American International Group, Inc.	3.8
Waste Management, Inc.	3.4
ConocoPhillips	2.9
Capital One Financial Corp.	2.9
Microsoft Corp.	2.9
Walt Disney Co. (The)	2.7

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Colgate-Palmolive Co.	4.9
Berkshire Hathaway, Inc., Class B	4.7
Abbott Laboratories	4.4
Aon plc, Class A	4.0
American International Group, Inc.	3.8
Waste Management, Inc.	3.4
ConocoPhillips	2.9
Capital One Financial Corp.	2.9
Microsoft Corp.	2.9
Walt Disney Co. (The)	2.7

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Select Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Select Fund
Class Name	Investor
Trading Symbol	DHTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Select Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$61	1.20%[1]

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHTAX) returned 4.36% for the 6-month period ended June 30, 2026. Over that same period, the Russell 3000 Index returned 10.88%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Investor	4.36%	14.18%	9.27%	13.37%
Russell 3000 Index	10.88	22.82	12.31	15.06

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 543,603,090
Holdings Count | shares	28
Advisory Fees Paid, Amount	$ 1,990,120
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$543,603,090
Number of Portfolio Holdings	28
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$1,990,120

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Cimpress plc	7.2
Berkshire Hathaway, Inc., Class B	6.4
Abbott Laboratories	6.3
American International Group, Inc.	6.1
Red Rock Resorts, Inc., Class A	5.5
Salesforce, Inc.	5.3
Capital One Financial Corp.	4.8
Ashland, Inc.	4.1
Colgate-Palmolive Co.	3.8
Adobe, Inc.	3.6

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Cimpress plc	7.2
Berkshire Hathaway, Inc., Class B	6.4
Abbott Laboratories	6.3
American International Group, Inc.	6.1
Red Rock Resorts, Inc., Class A	5.5
Salesforce, Inc.	5.3
Capital One Financial Corp.	4.8
Ashland, Inc.	4.1
Colgate-Palmolive Co.	3.8
Adobe, Inc.	3.6

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Select Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Select Fund
Class Name	Class I
Trading Symbol	DHLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Select Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$46	0.91%[1]

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLTX) returned 4.52% for the 6-month period ended June 30, 2026. Over that same period, the Russell 3000 Index returned 10.88%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Class I	4.52%	14.54%	9.59%	13.70%
Russell 3000 Index	10.88	22.82	12.31	15.06

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 543,603,090
Holdings Count | shares	28
Advisory Fees Paid, Amount	$ 1,990,120
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$543,603,090
Number of Portfolio Holdings	28
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$1,990,120

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Cimpress plc	7.2
Berkshire Hathaway, Inc., Class B	6.4
Abbott Laboratories	6.3
American International Group, Inc.	6.1
Red Rock Resorts, Inc., Class A	5.5
Salesforce, Inc.	5.3
Capital One Financial Corp.	4.8
Ashland, Inc.	4.1
Colgate-Palmolive Co.	3.8
Adobe, Inc.	3.6

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Cimpress plc	7.2
Berkshire Hathaway, Inc., Class B	6.4
Abbott Laboratories	6.3
American International Group, Inc.	6.1
Red Rock Resorts, Inc., Class A	5.5
Salesforce, Inc.	5.3
Capital One Financial Corp.	4.8
Ashland, Inc.	4.1
Colgate-Palmolive Co.	3.8
Adobe, Inc.	3.6

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Select Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Select Fund
Class Name	Class Y
Trading Symbol	DHTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Select Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$40	0.78%[1]

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHTYX) returned 4.45% for the 6-month period ended June 30, 2026. Over that same period, the Russell 3000 Index returned 10.88%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Class Y	4.45%	14.49%	9.69%	13.82%
Russell 3000 Index	10.88	22.82	12.31	15.06

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 543,603,090
Holdings Count | shares	28
Advisory Fees Paid, Amount	$ 1,990,120
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$543,603,090
Number of Portfolio Holdings	28
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$1,990,120

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Cimpress plc	7.2
Berkshire Hathaway, Inc., Class B	6.4
Abbott Laboratories	6.3
American International Group, Inc.	6.1
Red Rock Resorts, Inc., Class A	5.5
Salesforce, Inc.	5.3
Capital One Financial Corp.	4.8
Ashland, Inc.	4.1
Colgate-Palmolive Co.	3.8
Adobe, Inc.	3.6

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Cimpress plc	7.2
Berkshire Hathaway, Inc., Class B	6.4
Abbott Laboratories	6.3
American International Group, Inc.	6.1
Red Rock Resorts, Inc., Class A	5.5
Salesforce, Inc.	5.3
Capital One Financial Corp.	4.8
Ashland, Inc.	4.1
Colgate-Palmolive Co.	3.8
Adobe, Inc.	3.6

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Long-Short Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Long-Short Fund
Class Name	Investor
Trading Symbol	DIAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Long-Short Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$90	1.88%[1]

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DIAMX) returned -7.16% for the 6-month period ended June 30, 2026. Over that same period, the Russell 1000 Index returned 10.33% and the 60%/40% Blended Index returned 7.02%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Investor	-7.16%	1.46%	5.46%	7.03%
Russell 3000 Index	10.88	22.82	12.31	15.06
Russell 1000 Index	10.33	22.02	12.66	15.30
60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index	7.02	14.67	9.28	10.27

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 2,110,953,007
Holdings Count | shares	91
Advisory Fees Paid, Amount	$ 10,009,260
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$2,110,953,007
Number of Portfolio Holdings	91
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$10,009,260

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Long Portfolio
Short Portfolio
Top Ten Holdings	% of Net Assets
Long:
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.4
Microsoft Corp.	4.9
Alphabet, Inc., Class A	4.5
Meta Platforms, Inc., Class A	4.4
American International Group, Inc.	3.9
Abbott Laboratories	2.9
Aon plc, Class A	2.9
SentinelOne, Inc., Class A	2.8
Amazon.com, Inc.	2.8
Citigroup, Inc.	2.5
Short:
NewMarket Corp.	-1.5
Federal Signal Corp.	-1.5
Medpace Holdings, Inc.	-1.6
Acushnet Holdings Corp.	-1.7
Bank of Hawaii Corp.	-1.7
Blue Bird Corp.	-1.7
eBay, Inc.	-1.8
International Business Machines Corp.	-1.8
Matson, Inc.	-1.9
Williams-Sonoma, Inc.	-1.9

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Long:
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.4
Microsoft Corp.	4.9
Alphabet, Inc., Class A	4.5
Meta Platforms, Inc., Class A	4.4
American International Group, Inc.	3.9
Abbott Laboratories	2.9
Aon plc, Class A	2.9
SentinelOne, Inc., Class A	2.8
Amazon.com, Inc.	2.8
Citigroup, Inc.	2.5
Short:
NewMarket Corp.	-1.5
Federal Signal Corp.	-1.5
Medpace Holdings, Inc.	-1.6
Acushnet Holdings Corp.	-1.7
Bank of Hawaii Corp.	-1.7
Blue Bird Corp.	-1.7
eBay, Inc.	-1.8
International Business Machines Corp.	-1.8
Matson, Inc.	-1.9
Williams-Sonoma, Inc.	-1.9

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Long-Short Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Long-Short Fund
Class Name	Class I
Trading Symbol	DHLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Long-Short Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$76	1.59%[1]

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLSX) returned -7.04% for the 6-month period ended June 30, 2026. Over that same period, the Russell 1000 Index returned 10.33% and the 60%/40% Blended Index returned 7.02%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Class I	-7.04%	1.72%	5.77%	7.34%
Russell 3000 Index	10.88	22.82	12.31	15.06
Russell 1000 Index	10.33	22.02	12.66	15.30
60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index	7.02	14.67	9.28	10.27

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 2,110,953,007
Holdings Count | shares	91
Advisory Fees Paid, Amount	$ 10,009,260
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$2,110,953,007
Number of Portfolio Holdings	91
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$10,009,260

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Long Portfolio
Short Portfolio
Top Ten Holdings	% of Net Assets
Long:
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.4
Microsoft Corp.	4.9
Alphabet, Inc., Class A	4.5
Meta Platforms, Inc., Class A	4.4
American International Group, Inc.	3.9
Abbott Laboratories	2.9
Aon plc, Class A	2.9
SentinelOne, Inc., Class A	2.8
Amazon.com, Inc.	2.8
Citigroup, Inc.	2.5
Short:
NewMarket Corp.	-1.5
Federal Signal Corp.	-1.5
Medpace Holdings, Inc.	-1.6
Acushnet Holdings Corp.	-1.7
Bank of Hawaii Corp.	-1.7
Blue Bird Corp.	-1.7
eBay, Inc.	-1.8
International Business Machines Corp.	-1.8
Matson, Inc.	-1.9
Williams-Sonoma, Inc.	-1.9

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Long:
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.4
Microsoft Corp.	4.9
Alphabet, Inc., Class A	4.5
Meta Platforms, Inc., Class A	4.4
American International Group, Inc.	3.9
Abbott Laboratories	2.9
Aon plc, Class A	2.9
SentinelOne, Inc., Class A	2.8
Amazon.com, Inc.	2.8
Citigroup, Inc.	2.5
Short:
NewMarket Corp.	-1.5
Federal Signal Corp.	-1.5
Medpace Holdings, Inc.	-1.6
Acushnet Holdings Corp.	-1.7
Bank of Hawaii Corp.	-1.7
Blue Bird Corp.	-1.7
eBay, Inc.	-1.8
International Business Machines Corp.	-1.8
Matson, Inc.	-1.9
Williams-Sonoma, Inc.	-1.9

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Long-Short Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Long-Short Fund
Class Name	Class Y
Trading Symbol	DIAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Long-Short Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$70	1.46%[1]

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DIAYX) returned -6.99% for the 6-month period ended June 30, 2026. Over that same period, the Russell 1000 Index returned 10.33% and the 60%/40% Blended Index returned 7.02%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Ten Years
Class Y	-6.99%	1.84%	5.88%	7.46%
Russell 3000 Index	10.88	22.82	12.31	15.06
Russell 1000 Index	10.33	22.02	12.66	15.30
60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index	7.02	14.67	9.28	10.27

No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 2,110,953,007
Holdings Count | shares	91
Advisory Fees Paid, Amount	$ 10,009,260
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$2,110,953,007
Number of Portfolio Holdings	91
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$10,009,260

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Long Portfolio
Short Portfolio
Top Ten Holdings	% of Net Assets
Long:
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.4
Microsoft Corp.	4.9
Alphabet, Inc., Class A	4.5
Meta Platforms, Inc., Class A	4.4
American International Group, Inc.	3.9
Abbott Laboratories	2.9
Aon plc, Class A	2.9
SentinelOne, Inc., Class A	2.8
Amazon.com, Inc.	2.8
Citigroup, Inc.	2.5
Short:
NewMarket Corp.	-1.5
Federal Signal Corp.	-1.5
Medpace Holdings, Inc.	-1.6
Acushnet Holdings Corp.	-1.7
Bank of Hawaii Corp.	-1.7
Blue Bird Corp.	-1.7
eBay, Inc.	-1.8
International Business Machines Corp.	-1.8
Matson, Inc.	-1.9
Williams-Sonoma, Inc.	-1.9

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Long:
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.4
Microsoft Corp.	4.9
Alphabet, Inc., Class A	4.5
Meta Platforms, Inc., Class A	4.4
American International Group, Inc.	3.9
Abbott Laboratories	2.9
Aon plc, Class A	2.9
SentinelOne, Inc., Class A	2.8
Amazon.com, Inc.	2.8
Citigroup, Inc.	2.5
Short:
NewMarket Corp.	-1.5
Federal Signal Corp.	-1.5
Medpace Holdings, Inc.	-1.6
Acushnet Holdings Corp.	-1.7
Bank of Hawaii Corp.	-1.7
Blue Bird Corp.	-1.7
eBay, Inc.	-1.8
International Business Machines Corp.	-1.8
Matson, Inc.	-1.9
Williams-Sonoma, Inc.	-1.9

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill International Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill International Fund
Class Name	Investor
Trading Symbol	DHIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill International Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$61	1.17%[1]

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHIAX) returned 11.36% for the 6-month period ended June 30, 2026. Over that same period, the MSCI ACWI ex USA Index returned 13.68%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Since Inception (12/30/2016)
Investor	11.36%	22.93%	7.99%	10.42%
MSCI ACWI ex USA Index	13.68	27.66	8.79	9.85

Performance Inception Date	Dec. 30, 2016
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 170,926,820
Holdings Count | shares	51
Advisory Fees Paid, Amount	$ 555,396
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$170,926,820
Number of Portfolio Holdings	51
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$555,396

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	8.1
SK hynix, Inc.	3.4
AIB Group plc	3.2
Glencore plc	3.1
British American Tobacco plc	3.1
Samsung Electronics Co. Ltd.	3.0
Singapore Exchange Ltd.	3.0
Compagnie Financiere Richemont SA, Class A	2.9
Veolia Environment SA	2.8
Max Co. Ltd.	2.7

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	8.1
SK hynix, Inc.	3.4
AIB Group plc	3.2
Glencore plc	3.1
British American Tobacco plc	3.1
Samsung Electronics Co. Ltd.	3.0
Singapore Exchange Ltd.	3.0
Compagnie Financiere Richemont SA, Class A	2.9
Veolia Environment SA	2.8
Max Co. Ltd.	2.7

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

On August 6, 2026, the Board approved a plan of liquidation for the Fund. The Fund closed to new investors effective August 7, 2026 and will close to subsequent investments by existing shareholders effective September 8, 2026. The Fund will liquidate on or about September 10, 2026.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill International Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill International Fund
Class Name	Class I
Trading Symbol	DHIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill International Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$46	0.88%[1]

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHIIX) returned 11.52% for the 6-month period ended June 30, 2026. Over that same period, the MSCI ACWI ex USA Index returned 13.68%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Since Inception (12/30/2016)
Class I	11.52%	23.28%	8.32%	10.75%
MSCI ACWI ex USA Index	13.68	27.66	8.79	9.85

Performance Inception Date	Dec. 30, 2016
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 170,926,820
Holdings Count | shares	51
Advisory Fees Paid, Amount	$ 555,396
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$170,926,820
Number of Portfolio Holdings	51
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$555,396

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	8.1
SK hynix, Inc.	3.4
AIB Group plc	3.2
Glencore plc	3.1
British American Tobacco plc	3.1
Samsung Electronics Co. Ltd.	3.0
Singapore Exchange Ltd.	3.0
Compagnie Financiere Richemont SA, Class A	2.9
Veolia Environment SA	2.8
Max Co. Ltd.	2.7

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	8.1
SK hynix, Inc.	3.4
AIB Group plc	3.2
Glencore plc	3.1
British American Tobacco plc	3.1
Samsung Electronics Co. Ltd.	3.0
Singapore Exchange Ltd.	3.0
Compagnie Financiere Richemont SA, Class A	2.9
Veolia Environment SA	2.8
Max Co. Ltd.	2.7

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

On August 6, 2026, the Board approved a plan of liquidation for the Fund. The Fund closed to new investors effective August 7, 2026 and will close to subsequent investments by existing shareholders effective September 8, 2026. The Fund will liquidate on or about September 10, 2026.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill International Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill International Fund
Class Name	Class Y
Trading Symbol	DHIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill International Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$39	0.75%[1]

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHIYX) returned 11.59% for the 6-month period ended June 30, 2026. Over that same period, the MSCI ACWI ex USA Index returned 13.68%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Since Inception (12/30/2016)
Class Y	11.59%	23.42%	8.44%	10.88%
MSCI ACWI ex USA Index	13.68	27.66	8.79	9.85

Performance Inception Date	Dec. 30, 2016
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 170,926,820
Holdings Count | shares	51
Advisory Fees Paid, Amount	$ 555,396
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$170,926,820
Number of Portfolio Holdings	51
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$555,396

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	8.1
SK hynix, Inc.	3.4
AIB Group plc	3.2
Glencore plc	3.1
British American Tobacco plc	3.1
Samsung Electronics Co. Ltd.	3.0
Singapore Exchange Ltd.	3.0
Compagnie Financiere Richemont SA, Class A	2.9
Veolia Environment SA	2.8
Max Co. Ltd.	2.7

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	8.1
SK hynix, Inc.	3.4
AIB Group plc	3.2
Glencore plc	3.1
British American Tobacco plc	3.1
Samsung Electronics Co. Ltd.	3.0
Singapore Exchange Ltd.	3.0
Compagnie Financiere Richemont SA, Class A	2.9
Veolia Environment SA	2.8
Max Co. Ltd.	2.7

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

On August 6, 2026, the Board approved a plan of liquidation for the Fund. The Fund closed to new investors effective August 7, 2026 and will close to subsequent investments by existing shareholders effective September 8, 2026. The Fund will liquidate on or about September 10, 2026.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Short Duration Securitized Bond Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Short Duration Securitized Bond Fund
Class Name	Investor
Trading Symbol	DHEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Short Duration Securitized Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$41	0.82%[1]

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHEAX) returned 1.99% for the 6-month period ended June 30, 2026. Over that same period, the Bloomberg 1-3 Year US Government/Credit Index returned 0.77%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the asset-backed securities (ABS), non-agency mortgage-backed securities (MBS) and non-agency commercial mortgage-backed securities (CMBS) sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Investor	1.99%	4.58%	4.38%	3.95%
Bloomberg US Aggregate Bond Index	0.62	3.79	0.08	1.48
Bloomberg 1-3 Year US Government/Credit Index	0.77	3.14	2.12	1.99

Performance Inception Date	Jul. 05, 2016
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 5,570,673,729
Holdings Count | shares	624
Advisory Fees Paid, Amount	$ 8,990,111
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$5,570,673,729
Number of Portfolio Holdings	624
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$8,990,111
Effective Duration	1.38
Weighted Average Life	2.24
Option-Adjusted Spread	196

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
US Bank NA, Series 2026-SUP1, Class B1 5.500% 06/27/33	1.3
U.S. Treasury Notes 3.625% 05/31/28	0.9
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	0.9
U.S. Treasury Notes 2.250% 08/15/27	0.9
GPCC Amortizing Receivables, Series 2026-1A, Class A 5.960% 06/16/36	0.9
Life Financial Services Trust, Series 2022-BMR2, Class A1 5.692% 05/15/39	0.9
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	0.7
FNMA, Pool #MA6009 5.500% 03/01/46	0.7
GPCC Amortizing Receivables, Series 2026-1A, Class D 9.260% 06/16/36	0.7
U.S. Treasury Notes 1.250% 09/30/28	0.7

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
US Bank NA, Series 2026-SUP1, Class B1 5.500% 06/27/33	1.3
U.S. Treasury Notes 3.625% 05/31/28	0.9
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	0.9
U.S. Treasury Notes 2.250% 08/15/27	0.9
GPCC Amortizing Receivables, Series 2026-1A, Class A 5.960% 06/16/36	0.9
Life Financial Services Trust, Series 2022-BMR2, Class A1 5.692% 05/15/39	0.9
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	0.7
FNMA, Pool #MA6009 5.500% 03/01/46	0.7
GPCC Amortizing Receivables, Series 2026-1A, Class D 9.260% 06/16/36	0.7
U.S. Treasury Notes 1.250% 09/30/28	0.7

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Effective on or about October 30, 2026, the Fund is expected to change its principal investment strategy to, among other things, remove the requirement to invest a minimum percentage of the Fund's assets in securitized bond investments, and be renamed the Diamond Hill Short Duration Income Fund.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Short Duration Securitized Bond Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Short Duration Securitized Bond Fund
Class Name	Class I
Trading Symbol	DHEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Short Duration Securitized Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$27	0.53%[1]

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHEIX) returned 2.04% for the 6-month period ended June 30, 2026. Over that same period, the Bloomberg 1-3 Year US Government/Credit Index returned 0.77%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the asset-backed securities (ABS), non-agency mortgage-backed securities (MBS) and non-agency commercial mortgage-backed securities (CMBS) sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Class I	2.04%	4.76%	4.67%	4.24%
Bloomberg US Aggregate Bond Index	0.62	3.79	0.08	1.48
Bloomberg 1-3 Year US Government/Credit Index	0.77	3.14	2.12	1.99

Performance Inception Date	Jul. 05, 2016
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 5,570,673,729
Holdings Count | shares	624
Advisory Fees Paid, Amount	$ 8,990,111
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$5,570,673,729
Number of Portfolio Holdings	624
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$8,990,111
Effective Duration	1.38
Weighted Average Life	2.24
Option-Adjusted Spread	196

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
US Bank NA, Series 2026-SUP1, Class B1 5.500% 06/27/33	1.3
U.S. Treasury Notes 3.625% 05/31/28	0.9
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	0.9
U.S. Treasury Notes 2.250% 08/15/27	0.9
GPCC Amortizing Receivables, Series 2026-1A, Class A 5.960% 06/16/36	0.9
Life Financial Services Trust, Series 2022-BMR2, Class A1 5.692% 05/15/39	0.9
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	0.7
FNMA, Pool #MA6009 5.500% 03/01/46	0.7
GPCC Amortizing Receivables, Series 2026-1A, Class D 9.260% 06/16/36	0.7
U.S. Treasury Notes 1.250% 09/30/28	0.7

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
US Bank NA, Series 2026-SUP1, Class B1 5.500% 06/27/33	1.3
U.S. Treasury Notes 3.625% 05/31/28	0.9
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	0.9
U.S. Treasury Notes 2.250% 08/15/27	0.9
GPCC Amortizing Receivables, Series 2026-1A, Class A 5.960% 06/16/36	0.9
Life Financial Services Trust, Series 2022-BMR2, Class A1 5.692% 05/15/39	0.9
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	0.7
FNMA, Pool #MA6009 5.500% 03/01/46	0.7
GPCC Amortizing Receivables, Series 2026-1A, Class D 9.260% 06/16/36	0.7
U.S. Treasury Notes 1.250% 09/30/28	0.7

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Effective on or about October 30, 2026, the Fund is expected to change its principal investment strategy to, among other things, remove the requirement to invest a minimum percentage of the Fund's assets in securitized bond investments, and be renamed the Diamond Hill Short Duration Income Fund.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Short Duration Securitized Bond Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Short Duration Securitized Bond Fund
Class Name	Class Y
Trading Symbol	DHEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Short Duration Securitized Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$20	0.40%[1]

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHEYX) returned 2.20% for the 6-month period ended June 30, 2026. Over that same period, the Bloomberg 1-3 Year US Government/Credit Index returned 0.77%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the asset-backed securities (ABS), non-agency mortgage-backed securities (MBS) and non-agency commercial mortgage-backed securities (CMBS) sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Class Y	2.20%	4.99%	4.83%	4.37%
Bloomberg US Aggregate Bond Index	0.62	3.79	0.08	1.48
Bloomberg 1-3 Year US Government/Credit Index	0.77	3.14	2.12	1.99

Performance Inception Date	Jul. 05, 2016
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 5,570,673,729
Holdings Count | shares	624
Advisory Fees Paid, Amount	$ 8,990,111
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$5,570,673,729
Number of Portfolio Holdings	624
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$8,990,111
Effective Duration	1.38
Weighted Average Life	2.24
Option-Adjusted Spread	196

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
US Bank NA, Series 2026-SUP1, Class B1 5.500% 06/27/33	1.3
U.S. Treasury Notes 3.625% 05/31/28	0.9
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	0.9
U.S. Treasury Notes 2.250% 08/15/27	0.9
GPCC Amortizing Receivables, Series 2026-1A, Class A 5.960% 06/16/36	0.9
Life Financial Services Trust, Series 2022-BMR2, Class A1 5.692% 05/15/39	0.9
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	0.7
FNMA, Pool #MA6009 5.500% 03/01/46	0.7
GPCC Amortizing Receivables, Series 2026-1A, Class D 9.260% 06/16/36	0.7
U.S. Treasury Notes 1.250% 09/30/28	0.7

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
US Bank NA, Series 2026-SUP1, Class B1 5.500% 06/27/33	1.3
U.S. Treasury Notes 3.625% 05/31/28	0.9
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	0.9
U.S. Treasury Notes 2.250% 08/15/27	0.9
GPCC Amortizing Receivables, Series 2026-1A, Class A 5.960% 06/16/36	0.9
Life Financial Services Trust, Series 2022-BMR2, Class A1 5.692% 05/15/39	0.9
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	0.7
FNMA, Pool #MA6009 5.500% 03/01/46	0.7
GPCC Amortizing Receivables, Series 2026-1A, Class D 9.260% 06/16/36	0.7
U.S. Treasury Notes 1.250% 09/30/28	0.7

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Effective on or about October 30, 2026, the Fund is expected to change its principal investment strategy to, among other things, remove the requirement to invest a minimum percentage of the Fund's assets in securitized bond investments, and be renamed the Diamond Hill Short Duration Income Fund.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Securitized Total Return Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Securitized Total Return Fund
Class Name	Investor
Trading Symbol	DHWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Securitized Total Return Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$58	1.17%[1]

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHWAX) returned 0.76% for the 6-month period ended June 30, 2026. Over that same period, the Bloomberg US Securitized: MBS, ABS and CMBS Index returned 0.98%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the agency and non-agency mortgage-backed securities (MBS) sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Since Inception (06/30/2025)
Investor	0.76%	5.66%	5.66%
Bloomberg US Aggregate Bond Index	0.62	3.79	3.79
Bloomberg US Securitized: MBS, ABS and CMBS Index	0.98	5.12	5.12

Performance Inception Date	Jun. 30, 2025
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 31,973,423
Holdings Count | shares	134
Advisory Fees Paid, Amount	$ 110,910
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$31,973,423
Number of Portfolio Holdings	134
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$110,910
Effective Duration	5.28
Weighted Average Life	5.85
Option-Adjusted Spread	199

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
FNMA, Series 2018-95, Class B 3.500% 01/25/49	5.0
FNMA, Series 2017-87, Class EA 3.000% 04/25/44	4.5
FNMA, Series 2012-103, Class ZP 3.000% 09/25/42	3.3
FHLMC, Series 4425, Class TA 2.000% 01/15/45	3.3
GNMA, Series 2009-54, Class Z 6.000% 07/16/39	3.1
FNMA, Series 2020-44, Class EG 2.000% 09/25/42	2.8
RMF Buyout Issuance Trust 4.704% 11/25/31	2.7
FHLMC, Series 4152, Class GW 2.500% 01/15/43	2.2
GNMA, Series 2011-7, Class LS (IO) 2.183% 12/20/40	2.2
FHLMC, Series 5071, Class ZT 1.500% 02/25/51	2.2

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
FNMA, Series 2018-95, Class B 3.500% 01/25/49	5.0
FNMA, Series 2017-87, Class EA 3.000% 04/25/44	4.5
FNMA, Series 2012-103, Class ZP 3.000% 09/25/42	3.3
FHLMC, Series 4425, Class TA 2.000% 01/15/45	3.3
GNMA, Series 2009-54, Class Z 6.000% 07/16/39	3.1
FNMA, Series 2020-44, Class EG 2.000% 09/25/42	2.8
RMF Buyout Issuance Trust 4.704% 11/25/31	2.7
FHLMC, Series 4152, Class GW 2.500% 01/15/43	2.2
GNMA, Series 2011-7, Class LS (IO) 2.183% 12/20/40	2.2
FHLMC, Series 5071, Class ZT 1.500% 02/25/51	2.2

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Securitized Total Return Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Securitized Total Return Fund
Class Name	Class I
Trading Symbol	DHWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Securitized Total Return Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$44	0.88%[1]

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHWIX) returned 0.94% for the 6-month period ended June 30, 2026. Over that same period, the Bloomberg US Securitized: MBS, ABS and CMBS Index returned 0.98%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the agency and non-agency mortgage-backed securities (MBS) sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Since Inception (06/30/2025)
Class I	0.94%	6.02%	6.02%
Bloomberg US Aggregate Bond Index	0.62	3.79	3.79
Bloomberg US Securitized: MBS, ABS and CMBS Index	0.98	5.12	5.12

Performance Inception Date	Jun. 30, 2025
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 31,973,423
Holdings Count | shares	134
Advisory Fees Paid, Amount	$ 110,910
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$31,973,423
Number of Portfolio Holdings	134
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$110,910
Effective Duration	5.28
Weighted Average Life	5.85
Option-Adjusted Spread	199

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
FNMA, Series 2018-95, Class B 3.500% 01/25/49	5.0
FNMA, Series 2017-87, Class EA 3.000% 04/25/44	4.5
FNMA, Series 2012-103, Class ZP 3.000% 09/25/42	3.3
FHLMC, Series 4425, Class TA 2.000% 01/15/45	3.3
GNMA, Series 2009-54, Class Z 6.000% 07/16/39	3.1
FNMA, Series 2020-44, Class EG 2.000% 09/25/42	2.8
RMF Buyout Issuance Trust 4.704% 11/25/31	2.7
FHLMC, Series 4152, Class GW 2.500% 01/15/43	2.2
GNMA, Series 2011-7, Class LS (IO) 2.183% 12/20/40	2.2
FHLMC, Series 5071, Class ZT 1.500% 02/25/51	2.2

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
FNMA, Series 2018-95, Class B 3.500% 01/25/49	5.0
FNMA, Series 2017-87, Class EA 3.000% 04/25/44	4.5
FNMA, Series 2012-103, Class ZP 3.000% 09/25/42	3.3
FHLMC, Series 4425, Class TA 2.000% 01/15/45	3.3
GNMA, Series 2009-54, Class Z 6.000% 07/16/39	3.1
FNMA, Series 2020-44, Class EG 2.000% 09/25/42	2.8
RMF Buyout Issuance Trust 4.704% 11/25/31	2.7
FHLMC, Series 4152, Class GW 2.500% 01/15/43	2.2
GNMA, Series 2011-7, Class LS (IO) 2.183% 12/20/40	2.2
FHLMC, Series 5071, Class ZT 1.500% 02/25/51	2.2

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Securitized Total Return Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Securitized Total Return Fund
Class Name	Class Y
Trading Symbol	DHWYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Securitized Total Return Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$37	0.75%[1]

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHWYX) returned 1.00% for the 6-month period ended June 30, 2026. Over that same period, the Bloomberg US Securitized: MBS, ABS and CMBS Index returned 0.98%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the agency and non-agency mortgage-backed securities (MBS) sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Since Inception (06/30/2025)
Class Y	1.00%	6.13%	6.13%
Bloomberg US Aggregate Bond Index	0.62	3.79	3.79
Bloomberg US Securitized: MBS, ABS and CMBS Index	0.98	5.12	5.12

Performance Inception Date	Jun. 30, 2025
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 31,973,423
Holdings Count | shares	134
Advisory Fees Paid, Amount	$ 110,910
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$31,973,423
Number of Portfolio Holdings	134
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$110,910
Effective Duration	5.28
Weighted Average Life	5.85
Option-Adjusted Spread	199

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
FNMA, Series 2018-95, Class B 3.500% 01/25/49	5.0
FNMA, Series 2017-87, Class EA 3.000% 04/25/44	4.5
FNMA, Series 2012-103, Class ZP 3.000% 09/25/42	3.3
FHLMC, Series 4425, Class TA 2.000% 01/15/45	3.3
GNMA, Series 2009-54, Class Z 6.000% 07/16/39	3.1
FNMA, Series 2020-44, Class EG 2.000% 09/25/42	2.8
RMF Buyout Issuance Trust 4.704% 11/25/31	2.7
FHLMC, Series 4152, Class GW 2.500% 01/15/43	2.2
GNMA, Series 2011-7, Class LS (IO) 2.183% 12/20/40	2.2
FHLMC, Series 5071, Class ZT 1.500% 02/25/51	2.2

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
FNMA, Series 2018-95, Class B 3.500% 01/25/49	5.0
FNMA, Series 2017-87, Class EA 3.000% 04/25/44	4.5
FNMA, Series 2012-103, Class ZP 3.000% 09/25/42	3.3
FHLMC, Series 4425, Class TA 2.000% 01/15/45	3.3
GNMA, Series 2009-54, Class Z 6.000% 07/16/39	3.1
FNMA, Series 2020-44, Class EG 2.000% 09/25/42	2.8
RMF Buyout Issuance Trust 4.704% 11/25/31	2.7
FHLMC, Series 4152, Class GW 2.500% 01/15/43	2.2
GNMA, Series 2011-7, Class LS (IO) 2.183% 12/20/40	2.2
FHLMC, Series 5071, Class ZT 1.500% 02/25/51	2.2

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Core Bond Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Core Bond Fund
Class Name	Investor
Trading Symbol	DHRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Core Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$38	0.77%[1]

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHRAX) returned 0.88% for the 6-month period ended June 30, 2026. Over that same period, the Bloomberg US Aggregate Bond Index returned 0.62%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the agency mortgage-backed securities (MBS), non-agency mortgage-backed securities (MBS) and asset-backed securities (ABS).

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Investor	0.88%	3.69%	0.76%	2.03%
Bloomberg US Aggregate Bond Index	0.62	3.79	0.08	1.48

Performance Inception Date	Jul. 05, 2016
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 3,250,126,430
Holdings Count | shares	1,086
Advisory Fees Paid, Amount	$ 4,758,980
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$3,250,126,430
Number of Portfolio Holdings	1,086
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$4,758,980
Effective Duration	5.62
Weighted Average Life	7.09
Option-Adjusted Spread	112

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.6
U.S. Treasury Notes 4.000% 02/15/34	2.4
U.S. Treasury Notes 0.625% 08/15/30	2.2
U.S. Treasury Bonds 1.625% 11/15/50	1.4
U.S. Treasury Bonds 2.250% 08/15/46	1.2
U.S. Treasury Bonds 1.125% 08/15/40	1.2
U.S. Treasury STRIPS 0.000% 11/15/38	1.1
U.S. Treasury STRIPS 0.625% 02/15/43	1.1
U.S. Treasury Bonds 1.375% 11/15/40	1.1
U.S. Treasury Notes 1.250% 09/30/28	0.9

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.6
U.S. Treasury Notes 4.000% 02/15/34	2.4
U.S. Treasury Notes 0.625% 08/15/30	2.2
U.S. Treasury Bonds 1.625% 11/15/50	1.4
U.S. Treasury Bonds 2.250% 08/15/46	1.2
U.S. Treasury Bonds 1.125% 08/15/40	1.2
U.S. Treasury STRIPS 0.000% 11/15/38	1.1
U.S. Treasury STRIPS 0.625% 02/15/43	1.1
U.S. Treasury Bonds 1.375% 11/15/40	1.1
U.S. Treasury Notes 1.250% 09/30/28	0.9

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Core Bond Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Core Bond Fund
Class Name	Class I
Trading Symbol	DHRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Core Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$24	0.48%[1]

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHRIX) returned 1.06% for the 6-month period ended June 30, 2026. Over that same period, the Bloomberg US Aggregate Bond Index returned 0.62%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the agency mortgage-backed securities (MBS), non-agency mortgage-backed securities (MBS) and asset-backed securities (ABS).

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Class I	1.06%	3.97%	1.03%	2.32%
Bloomberg US Aggregate Bond Index	0.62	3.79	0.08	1.48

Performance Inception Date	Jul. 05, 2016
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 3,250,126,430
Holdings Count | shares	1,086
Advisory Fees Paid, Amount	$ 4,758,980
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$3,250,126,430
Number of Portfolio Holdings	1,086
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$4,758,980
Effective Duration	5.62
Weighted Average Life	7.09
Option-Adjusted Spread	112

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.6
U.S. Treasury Notes 4.000% 02/15/34	2.4
U.S. Treasury Notes 0.625% 08/15/30	2.2
U.S. Treasury Bonds 1.625% 11/15/50	1.4
U.S. Treasury Bonds 2.250% 08/15/46	1.2
U.S. Treasury Bonds 1.125% 08/15/40	1.2
U.S. Treasury STRIPS 0.000% 11/15/38	1.1
U.S. Treasury STRIPS 0.625% 02/15/43	1.1
U.S. Treasury Bonds 1.375% 11/15/40	1.1
U.S. Treasury Notes 1.250% 09/30/28	0.9

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.6
U.S. Treasury Notes 4.000% 02/15/34	2.4
U.S. Treasury Notes 0.625% 08/15/30	2.2
U.S. Treasury Bonds 1.625% 11/15/50	1.4
U.S. Treasury Bonds 2.250% 08/15/46	1.2
U.S. Treasury Bonds 1.125% 08/15/40	1.2
U.S. Treasury STRIPS 0.000% 11/15/38	1.1
U.S. Treasury STRIPS 0.625% 02/15/43	1.1
U.S. Treasury Bonds 1.375% 11/15/40	1.1
U.S. Treasury Notes 1.250% 09/30/28	0.9

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Core Bond Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Core Bond Fund
Class Name	Class Y
Trading Symbol	DHRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Core Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$17	0.35%[1]

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHRYX) returned 1.13% for the 6-month period ended June 30, 2026. Over that same period, the Bloomberg US Aggregate Bond Index returned 0.62%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the agency mortgage-backed securities (MBS), non-agency mortgage-backed securities (MBS) and asset-backed securities (ABS).

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Since Inception (07/05/2016)
Class Y	1.13%	4.10%	1.17%	2.44%
Bloomberg US Aggregate Bond Index	0.62	3.79	0.08	1.48

Performance Inception Date	Jul. 05, 2016
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 3,250,126,430
Holdings Count | shares	1,086
Advisory Fees Paid, Amount	$ 4,758,980
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$3,250,126,430
Number of Portfolio Holdings	1,086
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$4,758,980
Effective Duration	5.62
Weighted Average Life	7.09
Option-Adjusted Spread	112

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.6
U.S. Treasury Notes 4.000% 02/15/34	2.4
U.S. Treasury Notes 0.625% 08/15/30	2.2
U.S. Treasury Bonds 1.625% 11/15/50	1.4
U.S. Treasury Bonds 2.250% 08/15/46	1.2
U.S. Treasury Bonds 1.125% 08/15/40	1.2
U.S. Treasury STRIPS 0.000% 11/15/38	1.1
U.S. Treasury STRIPS 0.625% 02/15/43	1.1
U.S. Treasury Bonds 1.375% 11/15/40	1.1
U.S. Treasury Notes 1.250% 09/30/28	0.9

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.6
U.S. Treasury Notes 4.000% 02/15/34	2.4
U.S. Treasury Notes 0.625% 08/15/30	2.2
U.S. Treasury Bonds 1.625% 11/15/50	1.4
U.S. Treasury Bonds 2.250% 08/15/46	1.2
U.S. Treasury Bonds 1.125% 08/15/40	1.2
U.S. Treasury STRIPS 0.000% 11/15/38	1.1
U.S. Treasury STRIPS 0.625% 02/15/43	1.1
U.S. Treasury Bonds 1.375% 11/15/40	1.1
U.S. Treasury Notes 1.250% 09/30/28	0.9

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Core Plus Bond Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Diamond Hill Core Plus Bond Fund
Class Name	Investor
Trading Symbol	DHNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Core Plus Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$43	0.87%[1]

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHNAX) returned 1.18% for the 6-month period ended June 30, 2026. Over that same period, the Bloomberg US Aggregate Bond Index returned 0.62%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the corporate credit, asset-backed securities (ABS) and agency mortgage-backed securities (MBS) sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Since Inception (10/15/2024)
Investor	1.18%	4.61%	4.77%
Bloomberg US Aggregate Bond Index	0.62	3.79	3.40

Performance Inception Date	Oct. 15, 2024
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 100,382,766
Holdings Count | shares	489
Advisory Fees Paid, Amount	$ 190,963
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$100,382,766
Number of Portfolio Holdings	489
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$190,963
Effective Duration	5.71
Weighted Average Life	7.15
Option-Adjusted Spread	160

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 4.000% 02/15/34	4.3
U.S. Treasury Bonds 3.000% 02/15/48	4.2
U.S. Treasury Notes 0.625% 08/15/30	1.7
GNMA, Series 2018-27, Class KY 3.5000% 02/20/48	1.3
GNMA, Series 2021-29, Class AG 5.000% 02/20/51	0.9
GNMA, Series 2020-95, Class EA 1.500% 07/20/50	0.8
U.S. Treasury Bonds 1.625% 11/15/50	0.8
GNMA, Series 2022-64, Class MA 2.500% 11/20/51	0.7
GNMA, Series 2014-118, Class ZD 2.500% 08/16/44	0.7
GNMA, Series 2021-136, Class TC 1.500% 08/20/51	0.7

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 4.000% 02/15/34	4.3
U.S. Treasury Bonds 3.000% 02/15/48	4.2
U.S. Treasury Notes 0.625% 08/15/30	1.7
GNMA, Series 2018-27, Class KY 3.5000% 02/20/48	1.3
GNMA, Series 2021-29, Class AG 5.000% 02/20/51	0.9
GNMA, Series 2020-95, Class EA 1.500% 07/20/50	0.8
U.S. Treasury Bonds 1.625% 11/15/50	0.8
GNMA, Series 2022-64, Class MA 2.500% 11/20/51	0.7
GNMA, Series 2014-118, Class ZD 2.500% 08/16/44	0.7
GNMA, Series 2021-136, Class TC 1.500% 08/20/51	0.7

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Core Plus Bond Fund | Class I
Shareholder Report [Line Items]
Fund Name	Diamond Hill Core Plus Bond Fund
Class Name	Class I
Trading Symbol	DHNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Core Plus Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$29	0.58%[1]

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHNIX) returned 1.25% for the 6-month period ended June 30, 2026. Over that same period, the Bloomberg US Aggregate Bond Index returned 0.62%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the corporate credit, asset-backed securities (ABS) and agency mortgage-backed securities (MBS) sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Since Inception (10/15/2024)
Class I	1.25%	4.86%	5.01%
Bloomberg US Aggregate Bond Index	0.62	3.79	3.40

Performance Inception Date	Oct. 15, 2024
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 100,382,766
Holdings Count | shares	489
Advisory Fees Paid, Amount	$ 190,963
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$100,382,766
Number of Portfolio Holdings	489
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$190,963
Effective Duration	5.71
Weighted Average Life	7.15
Option-Adjusted Spread	160

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 4.000% 02/15/34	4.3
U.S. Treasury Bonds 3.000% 02/15/48	4.2
U.S. Treasury Notes 0.625% 08/15/30	1.7
GNMA, Series 2018-27, Class KY 3.5000% 02/20/48	1.3
GNMA, Series 2021-29, Class AG 5.000% 02/20/51	0.9
GNMA, Series 2020-95, Class EA 1.500% 07/20/50	0.8
U.S. Treasury Bonds 1.625% 11/15/50	0.8
GNMA, Series 2022-64, Class MA 2.500% 11/20/51	0.7
GNMA, Series 2014-118, Class ZD 2.500% 08/16/44	0.7
GNMA, Series 2021-136, Class TC 1.500% 08/20/51	0.7

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 4.000% 02/15/34	4.3
U.S. Treasury Bonds 3.000% 02/15/48	4.2
U.S. Treasury Notes 0.625% 08/15/30	1.7
GNMA, Series 2018-27, Class KY 3.5000% 02/20/48	1.3
GNMA, Series 2021-29, Class AG 5.000% 02/20/51	0.9
GNMA, Series 2020-95, Class EA 1.500% 07/20/50	0.8
U.S. Treasury Bonds 1.625% 11/15/50	0.8
GNMA, Series 2022-64, Class MA 2.500% 11/20/51	0.7
GNMA, Series 2014-118, Class ZD 2.500% 08/16/44	0.7
GNMA, Series 2021-136, Class TC 1.500% 08/20/51	0.7

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Core Plus Bond Fund | Class Y
Shareholder Report [Line Items]
Fund Name	Diamond Hill Core Plus Bond Fund
Class Name	Class Y
Trading Symbol	DHNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Core Plus Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$22	0.45%[1]

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHNYX) returned 1.32% for the 6-month period ended June 30, 2026. Over that same period, the Bloomberg US Aggregate Bond Index returned 0.62%. All sectors contributed positively to the Fund's performance over the period, with particular strength in the corporate credit, asset-backed securities (ABS) and agency mortgage-backed securities (MBS) sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Since Inception (10/15/2024)
Class Y	1.32%	4.99%	5.18%
Bloomberg US Aggregate Bond Index	0.62	3.79	3.40

Performance Inception Date	Oct. 15, 2024
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 100,382,766
Holdings Count | shares	489
Advisory Fees Paid, Amount	$ 190,963
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net Assets	$100,382,766
Number of Portfolio Holdings	489
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$190,963
Effective Duration	5.71
Weighted Average Life	7.15
Option-Adjusted Spread	160

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 4.000% 02/15/34	4.3
U.S. Treasury Bonds 3.000% 02/15/48	4.2
U.S. Treasury Notes 0.625% 08/15/30	1.7
GNMA, Series 2018-27, Class KY 3.5000% 02/20/48	1.3
GNMA, Series 2021-29, Class AG 5.000% 02/20/51	0.9
GNMA, Series 2020-95, Class EA 1.500% 07/20/50	0.8
U.S. Treasury Bonds 1.625% 11/15/50	0.8
GNMA, Series 2022-64, Class MA 2.500% 11/20/51	0.7
GNMA, Series 2014-118, Class ZD 2.500% 08/16/44	0.7
GNMA, Series 2021-136, Class TC 1.500% 08/20/51	0.7

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
U.S. Treasury Notes 4.000% 02/15/34	4.3
U.S. Treasury Bonds 3.000% 02/15/48	4.2
U.S. Treasury Notes 0.625% 08/15/30	1.7
GNMA, Series 2018-27, Class KY 3.5000% 02/20/48	1.3
GNMA, Series 2021-29, Class AG 5.000% 02/20/51	0.9
GNMA, Series 2020-95, Class EA 1.500% 07/20/50	0.8
U.S. Treasury Bonds 1.625% 11/15/50	0.8
GNMA, Series 2022-64, Class MA 2.500% 11/20/51	0.7
GNMA, Series 2014-118, Class ZD 2.500% 08/16/44	0.7
GNMA, Series 2021-136, Class TC 1.500% 08/20/51	0.7

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents
Diamond Hill Large Cap Concentrated ETF Shares
Shareholder Report [Line Items]
Fund Name	Diamond Hill Large Cap Concentrated ETF
Class Name	Diamond Hill Large Cap Concentrated ETF
Trading Symbol	DHLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diamond Hill Large Cap Concentrated ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-226-5595
Additional Information Email	info@diamond-hill.com
Additional Information Website	https://diamond-hill.com/documents
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Diamond Hill Large Cap Concentrated ETF	$27	0.55%[1]

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund perform the last six months, and what affected its performance?

The Fund (Ticker: DHLX) returned -1.67% for the 6-month period ended June 30, 2026. Over that same period, the Russell 1000 Value Index returned 16.26%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of June 30, 2026
	Six Months	One Year	Five Years	Since Inception (02/26/2021)
Diamond Hill Large Cap Concentrated ETF	-1.67%	-0.81%	6.69%	8.15%
Russell 1000 Index	10.33	22.02	12.66	14.33
Russell 1000 Value Index	16.26	27.12	11.17	12.69
Russell 3000 Index	10.88	22.82	12.31	13.89

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Apr. 22, 2026
Net Assets	$ 87,093,636
Holdings Count | shares	21
Advisory Fees Paid, Amount	$ 190,517
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$87,093,636
Number of Portfolio Holdings	21
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$190,517

Holdings [Text Block]
What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
Berkshire Hathaway, Inc., Class B	7.0
American International Group, Inc.	6.8
Colgate-Palmolive Co.	6.3
Abbott Laboratories	5.9
Waste Management, Inc.	5.9
Aon plc, Class A	5.9
Texas Instruments, Inc.	5.5
ConocoPhillips	5.2
Labcorp Holdings, Inc.	4.8
Union Pacific Corp.	4.7

Largest Holdings [Text Block]
Top Ten Holdings	% of Net Assets
Berkshire Hathaway, Inc., Class B	7.0
American International Group, Inc.	6.8
Colgate-Palmolive Co.	6.3
Abbott Laboratories	5.9
Waste Management, Inc.	5.9
Aon plc, Class A	5.9
Texas Instruments, Inc.	5.5
ConocoPhillips	5.2
Labcorp Holdings, Inc.	4.8
Union Pacific Corp.	4.7

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.

On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.

At special meetings of shareholders of the Diamond Hill Funds (the "Trust") held on April 17, 2026 and April 21, 2026, shareholders approved a new investment management agreement and elected nine new Trustees to serve as the Board of Trustees of the Trust (the "Board").

The newly elected Trustees began serving and the new investment management agreement, which is substantially similar to the prior agreement, became effective as of the Transaction closing and provides for continuation of the Fund's investment program without interruption.

Material Fund Change Adviser [Text Block]	On April 22, 2026, First Eagle Investment Management, LLC ("First Eagle") acquired Diamond Hill Investment Group, Inc. ("DHIG"), the parent company of Diamond Hill Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund (the "Transaction"). The Adviser, now operating as a wholly-owned subsidiary of DHIG, which in turn, is a wholly-owned subsidiary of First Eagle, continues to provide investment advisory services as the investment adviser to the Fund without interruption. The Transaction is not expected to result in any change of the portfolio management of the Fund or in the Fund's investment objectives or policies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 22, 2026. For more complete information, you may review the Fund's prospectus dated February 28, 2026, as supplemented, at https://www.diamond-hill.com/documents or upon request at 888-226-5595.
Updated Prospectus Phone Number	888-226-5595
Updated Prospectus Web Address	https://www.diamond-hill.com/documents